Shareholders' Equity - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 1,910	€ 3,427	€ 3,326
Gross revaluation	3,470	(2,142)	1,403
Net (gains) / losses transferred to income statement	(412)	66	(1,330)
Foreign currency translation differences	8	46	(228)
Tax effect	(630)	514	285
Other			(28)
Ending balance	4,348	1,910	3,427
Reserve of cash flow hedges [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	1,479	1,402	1,904
Gross revaluation	89	85	(115)
Net (gains) / losses transferred to income statement	(97)	(80)	(738)
Foreign currency translation differences	27	71	(216)
Tax effect	3	1	567
Other			1
Ending balance	1,502	1,479	1,402
Revaluation account [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	3,436	4,898	5,289
Gross revaluation	3,556	(2,090)	1,296
Net (gains) / losses transferred to income statement	(509)	(14)	(2,069)
Net (gains) / losses transferred to retained earnings	(32)
Foreign currency translation differences	37	119	(452)
Tax effect	(619)	522	860
Other		1	(27)
Ending balance	5,868	3,436	4,898
Real estate held for own use [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	46	68	59
Gross revaluation	(4)	(32)	8
Net (gains) / losses transferred to retained earnings	(32)
Foreign currency translation differences	1	2	(8)
Tax effect	8	7	9
Ending balance	€ 19	€ 46	€ 68